Changes in Accounting Policies and Disclosures - Summary of Reconciliation Between Carrying Amounts under IAS 39 and Balances Reported under IFRS 9 (Detail) ¥ in Millions	Jan. 01, 2018 CNY (¥)
Disclosure Of Financial Position [line items]
IAS 39 measurement Amount	¥ 2,924
ECL	(31)
Re-measurement	895
IFRS 9 measurement Amount	3,788
Balance as at December 31 2017 under IAS 39	18
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9	0
Expected Credit Losses on Other Liabilities	(8)
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9	224
Balance as at January 1, 2018 under IFRS 9	234
Deferred income tax liabilities [member]
Disclosure Of Financial Position [line items]
Balance as at December 31 2017 under IAS 39	18
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9	0
Expected Credit Losses on Other Liabilities	(8)
Increase (decrease) in financial liabilities arising from change in measurement attribute, initial application of IFRS 9	224
Balance as at January 1, 2018 under IFRS 9	¥ 234
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure Of Financial Position [line items]
Category	N/A
Re-classification	¥ 677
Re-measurement	895
IFRS 9 measurement Amount	¥ 1,572
Category	FVOCI 1 (equity )
Financial assets reclassification out of available-for-sale, category to equity investments at fair value through other comprehensive income [member]
Disclosure Of Financial Position [line items]
Re-classification	¥ 677
Available-for-sale investments [member]
Disclosure Of Financial Position [line items]
Category	AFS 2
IAS 39 measurement Amount	¥ 800
Re-classification	¥ (800)
Category	N/A
Financial assets available -for- sale under IAS 39 reclassified to equity investments at fair value through other comprehensive income under IFRS 9 [member]
Disclosure Of Financial Position [line items]
Re-classification	¥ (677)
Financial assets available -for- sale under IAS 39 reclassified to Financial assets at fair value through profit or loss under IFRS 9 [member]
Disclosure Of Financial Position [line items]
Re-classification	¥ (123)
Assets at fair value through profit or loss [member]
Disclosure Of Financial Position [line items]
Category	FVPL 5
Re-classification	¥ 123
IFRS 9 measurement Amount	¥ 123
Category	FVPL
Financial assets reclassification out of availableforsale category to financial assets measured at fair value through profit or loss [member]
Disclosure Of Financial Position [line items]
Re-classification	¥ 123
Trade and notes receivables [member]
Disclosure Of Financial Position [line items]
Category	L&R 3
IAS 39 measurement Amount	¥ 2,124
ECL	(31)
IFRS 9 measurement Amount	¥ 2,093
Category	AC 4